Nature of Business and Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Nature Of Business And Significant Accounting Policies Tables
Stock-Based Compensation

The Company's stock based compensation consisted of the following during the three months ended March 31, 2016 and 2015, respectively:

	March 31, 2016	March 31, 2015

Common stock issued for services	$58,800	$-
Warrants issued for services	(4,589)	209,957
Warrants issued for services, related parties	6,507	825,778
Total stock based compensation	$60,718	$1,035,735

	December 31,	December 31,
	2015	2014

Common stock issued for services	$-	$263,079
Warrants issued for services	319,986	96,767
Warrants issued for services, related parties	1,529,182	394,540
Total stock based compensation	$1,849,168	$754,386